AFFILIATE AND RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Jul. 31, 2016	Jul. 06, 2016	Sep. 30, 2015
Related Party Transaction [Line Items]
Document Period End Date	Sep. 30, 2017
Investment in affiliates and related parties	$ 1,694	$ 5,606
I24News and Altice NV 24/7
Related Party Transaction [Line Items]
Ownership percentage	25.00%	25.00%
Investment in affiliates and related parties		$ 1,966
Newsday
Related Party Transaction [Line Items]
Ownership percentage of noncontrolling interest				75.00%
Ownership percentage	25.00%			25.00%
Investment in affiliates and related parties		$ 3,640
Other Related Party
Related Party Transaction [Line Items]
Ownership percentage		75.00%
Cablevision Systems Corporation And Subsidiaries | I24News and Altice NV 24/7
Related Party Transaction [Line Items]
Ownership percentage		25.00%
Investment in affiliates and related parties		$ 1,966
Cablevision Systems Corporation And Subsidiaries | Newsday
Related Party Transaction [Line Items]
Ownership percentage of noncontrolling interest			75.00%	75.00%
Ownership percentage			25.00%	25.00%
Investment in affiliates and related parties					$ 8,300
Cablevision Systems Corporation And Subsidiaries | Other Related Party
Related Party Transaction [Line Items]
Ownership percentage		75.00%